STOCKHOLDERS CAPITAL DEFICIENCY (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
Stockholders' Equity 1		35
Stockholders' Equity 2		1
Stockholders' Equity 3		2,300,000
Stockholders' Equity 4		80,500,000
Stockholders' Equity 5		$ 0.0001
Stockholders' Equity 6		33,873,049
Stockholders' Equity 7		$ 1,100,000
Stockholders' Equity 8		1,100,000
Stockholders' Equity 9		1,100,000
Stockholders' Equity 10		$ 1.00
Stockholders' Equity 11		500,000
Stockholders' Equity 12		500,000
Stockholders' Equity 13		$ 0.50
Stockholders' Equity 14		1,000,000
Stockholders' Equity 15		1,526,718
Stockholders' Equity 16		$ 0.8515
Stockholders' Equity 17		1,300,000
Stockholders' Equity 18		$ 1
Stockholders' Equity 19		704,590
Stockholders Capital Deficiency 1	1,100,000
Stockholders Capital Deficiency 2	1,100,000
Stockholders Capital Deficiency 3	1,100,000
Stockholders Capital Deficiency 4	$ 1.00
Stockholders Capital Deficiency 5	500,000
Stockholders Capital Deficiency 6	500,000
Stockholders Capital Deficiency 7	1,000,000
Stockholders Capital Deficiency 8	1,526,718
Stockholders Capital Deficiency 9	$ 0.8515
Stockholders Capital Deficiency 10	1,300,000
Stockholders Capital Deficiency 11	3,000,000
Stockholders Capital Deficiency 12	3,000,000
Stockholders Capital Deficiency 13	250,000
Stockholders Capital Deficiency 14	135,000
Stockholders Capital Deficiency 15	1,128,849
Stockholders Capital Deficiency 16	587,001
Stockholders Capital Deficiency 17	$ 0.52
Stockholders Capital Deficiency 18	393,411
Stockholders Capital Deficiency 19	0.00%
Stockholders Capital Deficiency 20	117.00%
Stockholders Capital Deficiency 21	0.68%
Stockholders Capital Deficiency 22	384,615
Stockholders Capital Deficiency 23	200,000
Stockholders Capital Deficiency 24	$ 0.52
Stockholders Capital Deficiency 25	200,000
Stockholders Capital Deficiency 26	$ 0.52
Stockholders Capital Deficiency 27	$ 117,047
Stockholders Capital Deficiency 28	0.00%
Stockholders Capital Deficiency 29	102.00%
Stockholders Capital Deficiency 30	0.91%
Stockholders Capital Deficiency 31	10,603,436
Stockholders Capital Deficiency 32	250,000
Stockholders Capital Deficiency 33	7,300,000
Stockholders Capital Deficiency 34	1,526,718
Stockholders Capital Deficiency 35	1,526,718
Stockholders Capital Deficiency 36	7,550,000
Stockholders Capital Deficiency 37	14.00%